Provisions for pensions and similar obligations (Details 15) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Sensitivity (+) 1,0%
Effects
Effect on current service cost and interest on actuarial liabilities	R$ 57,001
Effects on present value of obligation	597,410
Sensitivity (-) 1,0%
Effects
Effect on current service cost and interest on actuarial liabilities	(63,510)
Effects on present value of obligation	R$ (665,700)